Basis Of Presentation	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Basis Of Presentation
NOTE 2. BASIS OF PRESENTATION

(a)	Statement of Compliance
These consolidated financial statements (the “Financial Statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and were approved and authorized for issue by the Board of Directors (the “Board”) on February 28, 2024. Certain prior period amounts have been reclassified to conform with current period’s presentation.
(b)	Basis of Presentation and Measurement
These Financial Statements are prepared on a historical cost basis except as detailed in the accounting policies disclosed in Note 3
“Summary of Material Accounting Policies”
. The accounting policies described in Note 3 and Note 4
“Changes in
Accounting Policies”
have been applied consistently to all periods presented in these Financial Statements. Standards and guidelines issued but not yet effective for the current accounting period are described in Note 4 under the
“New Accounting Pronouncements”
sub-section.
Management performed a review of the presentation of certain selling, general and administrative expenses (“SG&A”). Following its review, the Company has disaggregated foreign exchange loss and loss on short-term investments from SG&A and presented them separately within the consolidated statements of loss. This disaggregation provides more relevant information and reflects the impact of the ongoing devaluation of the Argentine peso, caused by high inflation. More information can be found in Note 30
“
Financial Instruments
”
. For the year ended December 31, 2022, the impact of this disaggregation resulted in SG&A of
$301 million and foreign exchange loss of $19 million compared to the previously reported SG&A of $320 million which included the aforementioned foreign exchange loss. The Company did not report any gain or loss on short-term investments for the year ended December 31, 2022. There was no impact to operating income for the year ended December 31, 2022 as a result of this disaggregation.

(c)	Functional Currency and Presentation Currency
These Financial Statements are presented in Canadian dollars, which is the Company’s presentation currency, rounded to the nearest thousand, except per share amounts or as otherwise noted. Transactions of the Company’s individual entities are recorded in their own functional currency based on the primary economic environment in which it operates.

(d)	Use of Estimates and Judgment
The timely preparation of these Financial Statements requires that Management make judgments, estimates, and assumptions based on existing knowledge that affect the application of accounting policies and the reported amounts and disclosures. Actual results could differ from these estimates and assumptions. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant estimates and judgments used in the preparation of the Financial Statements are described in Note 5
“Significant Accounting Estimates and Judgment”
.

(e)	Basis of Consolidation
These Financial Statements include the accounts of the Company and its subsidiaries. Subsidiaries are fully consolidated from the date of acquisition and continue to be consolidated until the date that control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies. All intra-group balances, income and expenses, and unrealized gains and losses resulting from intra-group transactions are eliminated in full.